UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21863
                                                     ---------

                     Claymore/Raymond James SB-1 Equity Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
                                 ---------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                            2455 Corporate West Drive
                                 Lisle, IL 60532
                                 ---------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21863
Reporting Period: 07/01/2008 - 06/30/2009
Claymore/Raymond James SB-1 Equity Fund









=================== CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND ====================


AVANEX CORP.

Ticker:       AVNX           Security ID:  05348W109
Meeting Date: JUL 9, 2008    Meeting Type: Special
Record Date:  MAY 29, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management


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COGENT INC

Ticker:       COGT           Security ID:  19239Y108
Meeting Date: JUL 24, 2008   Meeting Type: Annual
Record Date:  JUN 16, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ming Hsieh               For       For          Management
1.2   Elect Director John C. Bolger           For       For          Management
1.3   Elect Director John P. Stenbit          For       For          Management
1.4   Elect Director Kenneth R. Thornton      For       For          Management
2     Ratify Auditors                         For       For          Management


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CONCURRENT COMPUTER CORP.

Ticker:       CCUR           Security ID:  206710204
Meeting Date: JUL 8, 2008    Meeting Type: Special
Record Date:  MAY 9, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management


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MCKESSON CORPORATION

Ticker:       MCK            Security ID:  58155Q103
Meeting Date: JUL 23, 2008   Meeting Type: Annual
Record Date:  MAY 30, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andy D. Bryant           For       For          Management
2     Elect Director Wayne A. Budd            For       For          Management
3     Elect Director John H. Hammergren       For       For          Management
4     Elect Director Alton F. Irby III        For       For          Management
5     Elect Director M. Christine Jacobs      For       For          Management
6     Elect Director Marie L. Knowles         For       For          Management
7     Elect Director David M. Lawrence        For       For          Management
8     Elect Director Edward A. Mueller        For       For          Management
9     Elect Director James V. Napier          For       For          Management
10    Elect Director Jane E. Shaw             For       For          Management
11    Ratify Auditors                         For       For          Management


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RF MICRO DEVICES, INC.

Ticker:       RFMD           Security ID:  749941100
Meeting Date: JUL 30, 2008   Meeting Type: Annual
Record Date:  MAY 27, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dr. Albert E. Paladino   For       For          Management
1.2   Elect Director Robert A. Bruggeworth    For       For          Management
1.3   Elect Director Daniel A. DiLeo          For       For          Management
1.4   Elect Director Jeffery R. Gardner       For       For          Management
1.5   Elect Director John R. Harding          For       For          Management
1.6   Elect Director Casimir S. Skrzypczak    For       For          Management
1.7   Elect Director Erik H. Van Der Kaay     For       For          Management
1.8   Elect Director W.H. Wilkinson, Jr.      For       For          Management
2     Ratify Auditors                         For       For          Management


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TRINA SOLAR LTD.

Ticker:       TSL            Security ID:  89628E104
Meeting Date: AUG 29, 2008   Meeting Type: Annual
Record Date:  JUL 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reelect Junfeng Li as a Director        For       For          Management
2     Reelect Liping Qiu as a Director        For       For          Management
3     Elect Sean Hsiyuan Tzou as a Director   For       For          Management
4     Increase Number of Shares Reserved      For       For          Management
      Under the Company's Share Incentive
      Plan from 102,718,350 Ordinary Shares
      to 202,718,350 Ordinary Shares
5     Appoint Deloitte Touche Tohmatsu as     For       For          Management
      Auditors for Fiscal Year 2008


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XILINX, INC.

Ticker:       XLNX           Security ID:  983919101
Meeting Date: AUG 14, 2008   Meeting Type: Annual
Record Date:  JUN 16, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Willem P. Roelandts      For       For          Management
1.2   Elect Director Moshe N. Gavrielov       For       For          Management
1.3   Elect Director John L. Doyle            For       For          Management
1.4   Elect Director Jerald G. Fishman        For       For          Management
1.5   Elect Director Philip T. Gianos         For       For          Management
1.6   Elect Director William G. Howard, Jr.   For       For          Management
1.7   Elect Director J. Michael Patterson     For       For          Management
1.8   Elect Director Marshall C. Turner       For       For          Management
1.9   Elect Director E.W. Vanderslice         For       For          Management
2     Amend Qualified Employee Stock Purchase For       For          Management
      Plan
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Auditors                         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Claymore/Raymond James SB-1 Equity Fund


By:      /s/ J. Thomas Futrell
         ---------------------
Name:    J. Thomas Futrell
Title:   Chief Executive Officer
Date:    August 13, 2009